Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Information

The following tables present the Company’s segment information for 2018, 2017 and 2016. While depreciation and amortization is allocated to operating segments based on operational measures such as relative headcount and IT investment, property and equipment is not allocated to operating segments, and the Company does not report the assets by segment as this information is not regularly provided to its chief operating decision makers.

	2018
	Air	Packages, Hotels and Other travel products	Unallocated	Total
Third-party revenue	214,804	315,810	—	530,614
Adjusted EBITDA	27,790	37,739	2,115	67,644
Depreciation and amortization	(4,630)	(4,582)	(6,276)	(15,488)
Stock-based compensation	—	—	(6,766)	(6,766)
Operating income / (loss)	23,160	33,157	(10,927)	45,390
Financial income				7,621
Financial expense				(26,788)
Income before income tax				26,223
Income tax expense				(7,069)
Net income				19,154

	2017
	Air	Packages, Hotels and other travel products	Unallocated	Total
Third-party revenue	241,015	282,925	—	523,940
Adjusted EBITDA	58,397	31,341	(384)	89,354
Depreciation and amortization	(1,865)	(2,556)	(9,405)	(13,826)
Stock-based compensation	—	—	(4,289)	(4,289)
Operating income / (loss)	56,532	28,785	(14,078)	71,239
Financial income	—	—	—	2,389
Financial expense	—	—	—	(19,268)
Income before income tax	—	—	—	54,360
Income tax expense	—	—	—	(11,994)
Net income	—	—	—	42,366

	2016
	Air	Packages, Hotels and other travel products	Unallocated	Total
Third-party revenue	205,721	205,441	—	411,162
Adjusted EBITDA	27,940	20,643	2	48,585
Depreciation and amortization	(4,099)	(3,842)	(4,983)	(12,924)
Stock-based compensation	—	—	(574)	(574)
Operating income / (loss)	23,841	16,801	(5,555)	35,087
Financial income				8,327
Financial expense				(15,079)
Income / (loss) before income tax				28,335
Income tax expense				(10,538)
Net income / (loss)				17,797

Schedule of Allocation of Long-lived Assets Based on Geography

The following table summarizes the allocation of the Long-lived assets based on geography:

	As of December 31, 2018	As of December 31, 2017
Argentina	7,830	7,346
Brazil	2,950	1,072
Uruguay	1,463	2,044
USA	4,097	3,729
Other countries	3,376	1,980

	$19,716	$16,171

Schedule of Allocation of Intangible Assets Based on Geography

The following table summarizes the allocation of the intangible assets based on geography:

	As of December 31, 2018	As of December 31, 2017
Argentina	19,616	16,854
Uruguay	14,837	14,760
Other countries	3,059	3,810

	$37,512	$35,424

Schedule of Allocation of Goodwill Based on Geography	The following table summarizes the allocation of the Goodwill based on geography:

	As of December 31, 2018	As of December 31, 2017
USA	36,207	38,733

	$36,207	$38,733

Schedule of Allocation of Revenue Based on Geography

The following table summarizes the allocation of the revenue based on geography:

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Argentina	122,656	137,843	109,695
Brazil	165,688	151,550	115,636
Uruguay	142,902	145,534	111,617
Other countries	99,368	89,013	74,214

	$530,614	$523,940	$411,162